SHARE CAPITAL (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
SUMMARY OF WARRANTS ISSUED AND OUTSTANDING

Continuity of the warrants issued and outstanding as follows:

	Number of warrants	Weighted average exercise price
Outstanding, October 31, 2021	29,210	$196.75
Granted	174,078	105.50
Outstanding, October 31, 2022	203,288	$118.75
Granted	553,019	5.25
Exercised	(66,667)	0.025
Outstanding, April 30, 2023	689,640	$46.00

Continuity of the warrants issued and outstanding as follows:

	Number of warrants	Weighted average exercise price
Outstanding, January 31, 2020	-	$-
Granted	730,258	7.87
Outstanding, January 31, 2021 and October 31, 2021	730,258	$7.87
Granted	4,351,967	4.22
Outstanding, October 31, 2022	5,082,225	$4.75

SUMMARY OF WARRANTS OUTSTANDING

The following table discloses the number of warrants outstanding as at April 30, 2023:

Number of warrants	Price	Expiry date
10,736	CAD$86.75	August 3, 2024
18,474	CAD$260.50	August 3, 2024
163,565	$52	August 4, 2027
10,514	$130	August 4, 2027
11,931	$0.025	August 4, 2027
266,420	$52	November 3, 2027
118,667	$15	June 9, 2028
78,000	$15	June 9, 2028
11,333	$0.025	No expiry
689,640

The following table discloses the number of warrants outstanding as at October 31, 2022:

Number of warrants	Price	Expiry date
181,869	CAD$3.47	June 30, 2023
86,537	$2.85	June 30, 2023
461,852	CAD$10.42	June 30, 2023
4,089,126	$4.16	August 4, 2027
262,841	$5.20	August 4, 2027
5,082,225

SUMMARY OF RESTRICTED SHARE AWARDS

	Number of RSUs	Weighted average grant date fair value
Outstanding, January 31, 2021 and October 31, 2021	-	$-
Granted	492,228	2.85
Outstanding, October 31, 2022	492,228	$2.85
Vested, October 31, 2022	-	$-

SUMMARY OF OPTIONS OUTSTANDING

As at April 30, 2023, the following options were outstanding and vested, entitling the holders thereof the right to purchase one common share for each option held as follows:

Outstanding	Exercise Price	Expiry Date	Vested
3,207	CAD$172.50	November 9, 2025	3,207
40,800	$6.25	April 3, 2028	-
44,007			3,207